Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies
20.	COMMITMENTS AND CONTINGENCIES

(1)	Operating commitments

The Group has future rental commitments related to facilities and offices under non-cancelable operating lease agreements, advertising agreements and fees commitment related to obtain exclusive rights of operating games on the Group's platform.

Future minimum payments under those commitments as of December 31, 2014 were as follows:

2015	27,437
2016	6,460
2017	4,061
2018	2,070
2019 and after	4,641

44,669

Rental expenses under operating leases for 2012, 2013 and 2014 were $5,967, $5,057 and $12,871, respectively.

(2)	Other commitments

The Group has future commitment relates to interest payable in connection with the issuance of Notes (see Note 14).

Assuming all debt was held to maturity, future maximum payments under those commitments as of December 31, 2014 were as follows:

2015	26,644
2016	26,644
2017	26,644
2018	22,269
2019 and after	27,977

130,178

(3)	Contingencies

In October 2012, two affiliates of Baidu brought an unfair competitive practices and copyright infringement claim against the Group in the First Intermediate People's Court of Beijing, alleging that the Group breached the Robots Exclusion Protocol to access Baidu's content without authorization and seeking $16.1 million (RMB100.0 million) in damages. The court heard the case in October 2013 and ruled that the Group’s actions constituted unfair competition and awarded $0.1 million (RMB500,000) as damage to Baidu in August 2014. $0.1 million was accrued by the Group for such contingency. Baidu appealed in the Higher People’s Court of Beijing in August 2014. This case is currently pending.

In February 2013, the Group brought a defamation claim against Shanghai Jingwen Culture Communication Co., Ltd. or Shanghai Jingwen, in the Xuhui District People's Court of Shanghai, alleging that Shanghai Jingwen published and distributed a series of false articles and reports against the Group on its website and electronic newspapers by maliciously accusing the level of safety and security of its products. The Group sought retraction of the defamatory statements, an apology from Shanghai Jingwen and $8.1 million (RMB50.0 million) in damages. In September 2014, the court ruled that Shanghai Jingwen’s actions constituted defamation and awarded $0.2 million (RMB1.5 million) and public apology to the Group. Shanghai Jingwen appealed to the First Intermediate People’s Court of Shanghai, and this case is currently pending.

In October 2013, two affiliates of Sogou Inc. brought an unfair competitive practices claim against the Group in the Intermediate People’s Court of Xi’an, alleging that the Group used its software to change user default settings without their permission, including setting their default browser as 360 Safe Browser, which interfered with their use of Sogou’s browser. The claim sought cessation of the unfair competitive practices and $7.3 million (RMB45.5 million) in damages. This case was heard in July 2014 and is currently pending. In September 2013, the Group brought an unfair competitive practices claim against two affiliates of Sogou Inc., or Sogou, in the Second Intermediate People’s Court of Beijing, alleging that Sogou made defamatory statements on its public Weibo account and through online videos against the Group and seeking cessation of the unfair competitive practices, a retraction of the defamatory statements and $8.1 million (RMB50.0 million) in damages. This case was heard in May 2014 and the court ruled in December 2014 that the litigation shall be suspended, pending for the outcome of the unfair competition case brought by Sogou against the Group in Xi’an.

In October 2013, two affiliates of Sogou Inc. brought an unfair competitive practices claim against the Group in the Second Intermediate People’s Court of Beijing, alleging that the Group’s 360 Safe Guard issued blocking notifications for other types of software, which negatively impacted their ability to run their business. The claim sought cessation of the unfair competitive practices and $8.1 million (RMB50.0 million) in damages. In January 2015, the court ruled that the Group’s actions constituted unfair competition and awarded $0.8 million (RMB5.1 million) as damage to Sogou. The Group appealed to the Higher People’s Court of Beijing and the case is currently pending. $0.8 million was accrued by the Group for such contingency based on the ruling of the court.

In December 2014, Baidu brought an unfair competitive practice claim against the Group in the Intellectual Property Court of Beijing, alleging that the Group’s 360 Safe Guard issued pop-up notifications to block Baidu’s security software and made defamatory comments against Baidu in user’s name. The claim sought cessation of the unfair competitive practices and $1.6 million (RMB10.1 million) in damages. This case is currently pending.

In December 2014, Baidu brought an unfair competitive practice claim against the Group in the Intellectual Property Court of Beijing, alleging that the Group’s search engine showed negative information when users are searching relevant key words to “Baidu” or “Li Yanhong”, which caused severe reputational damage to Baidu. The claim sought cessation of the unfair competitive practices and $1.6 million (RMB10.2 million) in damages. This case is currently pending.

In December 2014, Baidu brought an unfair competitive practice claim against the Group in the Intellectual Property Court of Beijing, alleging that the Group set 10 key words in the pull-down menu of the search results prompt box of Baidu’s search engine and by clicking those key words the users would be redirected to the search results pages of 360 search engine. The claim sought cessation of the unfair competitive practices and $1.6 million (RMB10.0 million) in damages. This case is currently pending.

Other than the aforementioned lawsuits, the Group is also a party to several legal proceedings or claims in China that the Group believes are immaterial.

Based on information currently available, the Group cannot reasonably estimate the loss that is reasonably possible at this stage except for two of above cases. Therefore, $nil, $0.9 million and $0.9 million contingency loss were recognized in the consolidated financial statements as of December 31, 2012, 2013 and 2014, respectively.